SCHEDULE OF WARRANTS/OPTIONS ISSUED (Details)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares upon issuance of warrant or options	1,146,000,000	[1]
Tangiers Investment Group LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Mar. 21, 2022	[2]
Shares upon issuance of warrant or options	125,000,000	[2]
Exercise price | $ / shares	$ 0.0004	[2]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Mar. 21, 2027	[2]
JH Darbie and Company [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Mar. 28, 2022	[3]
Shares upon issuance of warrant or options	19,125,000	[3]
Exercise price | $ / shares	$ 0.0004	[3]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Mar. 28, 2027	[3]
MacRab LLC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Apr. 14, 2022	[4]
Shares upon issuance of warrant or options	500,000,000	[4]
Exercise price | $ / shares	$ 0.0004	[4]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Apr. 14, 2027	[4]
Mac Rab LLR Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	May 10, 2022	[5]
Shares upon issuance of warrant or options	74,375,000	[5]
Exercise price | $ / shares	$ 0.0004	[5]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	May 10, 2027	[5]
B H P Capital N Y Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Jul. 14, 2022	[6]
Shares upon issuance of warrant or options	62,500,000	[6]
Exercise price | $ / shares	$ 0.0004	[6]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Jul. 14, 2027	[6]
Quick Capital L L C [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Jul. 14, 2022	[7]
Shares upon issuance of warrant or options	62,500,000	[7]
Exercise price | $ / shares	$ 0.0004	[7]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Jul. 14, 2027	[7]
Robert Papiri [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Jul. 15, 2022	[8]
Shares upon issuance of warrant or options	25,000,000	[8]
Exercise price | $ / shares	$ 0.0004	[8]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Jul. 15, 2027	[8]
Robert Papiri One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Jul. 15, 2022	[9]
Shares upon issuance of warrant or options	6,250,000	[9]
Exercise price | $ / shares	$ 0.0004	[9]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Jul. 15, 2027	[9]
RPG Capital Partners Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Jul. 15, 2022	[10]
Shares upon issuance of warrant or options	6,250,000	[10]
Exercise price | $ / shares	$ 0.0004	[10]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Jul. 15, 2027	[10]
RPG Capital Partners Inc One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Aug. 04, 2022	[1]
Shares upon issuance of warrant or options	62,500,000	[1]
Exercise price | $ / shares	$ 0.0004	[1]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Aug. 04, 2027	[1]
RPG Capital Partners Inc Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Sep. 12, 2022	[11]
Shares upon issuance of warrant or options	37,500,000	[11]
Exercise price | $ / shares	$ 0.0004	[11]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Sep. 12, 2027	[11]
Lloyd Spencer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsDateOfIssuance]	Mar. 07, 2022	[12]
Shares upon issuance of warrant or options	165,000,000	[12]
Exercise price | $ / shares	$ 0.0002	[12]
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantAndOptionsExpirationDate]	Mar. 07, 2027	[12]

[1]	On August 4, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 27, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[2]	On March 21, 2022, the Company issued Tangiers Investment Group, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $
[3]	On February 23, 2022, the Company and J.H. Darbie & Co., Inc. (“Darbie”) entered into a Placement Agent Agreement (the “Agreement”). Under the terms of the Agreement, Darbie was issued warrants to purchase 19,125,000 shares of the Company’s common stock at $0.0004 per share.
[4]	On April 14, 2022, the Company and MacRab, LLC (the “Investor”) entered into a Standby Equity Commitment Agreement (the “Agreement”) whereby the Company shall issue and sell to the Investor, from time to time, up to $5,000,000 of the Company’s common stock. Under the terms of the Agreement, the Purchase Price of the Company’s common stock shall be 88% of the Market Price on the date the Purchase Price is calculated. The Market Price shall mean the average of the two lowest volume weighted average prices of the Company’s common stock during the Valuation Period. The transaction closed on April 14, 2022. In connection with this note, the Holder was issued warrants to purchase 500,000,000 shares of the Company’s Common Stock at $0.0004 per share.
[5]	On May 10, 2022, the Company issued MacRab, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $33,056. The Note has a term of one (1) year (Maturity date of May 10, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on May 10, 2022. In connection with this Note, the Holder was issued five-year warrants to purchase 74,375,000 shares of common stock at an exercise price of $0.0004 per share and 16,527,775 shares of common stock as commitment shares.
[6]	On July 14, 2022, the Company issued BHP Capital NY Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[7]	On July 14, 2022, the Company issued Quick Capital, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[8]	On July 15, 2022, the Company issued the Robert Papiri Defined Benefit Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $10,000. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 25,000,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 85,000,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[9]	On July 15, 2022, the Company issued the Robert Papiri Defined Contribution Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[10]	On July 15, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[11]	On September 12, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $15,000. The Note has a term of one (1) year (Maturity date of September 12, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 37,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder.
[12]	On March 7, 2022, the Company issued Lloyd Spencer (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $